Short-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Short-term investments [Abstract]
Schedule of Short-term Investments

	December 31, 2016
	US$
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Debt securities	20,601,816	20,599,683	2,133
REITs	15,612,864	15,266,447	346,417
Money market instruments	866,630	864,927	1,703
Equity securities	2,229,285	2,344,204	(114,919)

Total	39,310,595	39,075,261	235,334

	December 31, 2017
		US$
	Aggregate fair value	Cost	Unrealized gain in profit
Trading securities:
Debt securities	888,067	784,946	103,121
REITs	21,239,128	20,044,583	1,194,545
Money market instruments	26,577,133	26,574,990	2,143
Equity securities	9,035,230	8,239,060	796,170

Total	57,739,558	55,643,579	2,095,979